Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail: Text Values)	6 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Changes in sensitive amounts from December 31
Changes in positive fair value movement	€ 222,000,000
Changes in negative fair value movement	€ 272,000,000
Percentage change in positive fair value movements	0.13
Percentage change in negative fair value movements	0.22
Percentage move in gross Level 3 assets and liabilities	0.16
Positive fair value movement from using reasonable possible alternatives, Level 3	€ 2,000,000,000.0	€ 1,700,000,000
Negative fair value movement from using reasonable possible alternatives, Level 3	1,500,000,000	1,200,000,000
Group Level 3 Assets	29,200,000,000	25,200,000,000
Group Level 3 Liabilities	€ 13,300,000,000	€ 11,400,000,000